Organization and Business Description (Tables)	12 Months Ended
Mar. 31, 2025
Organization and Business Description [Abstract]
Schedule of Subsidiaries and Consolidated Affiliated Entities

As of March 31, 2025 the Company’s subsidiaries and consolidated affiliated entities were as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Joint Cross Border Logistics Company Limited (“JCB”)	July 18th, 2017	Hong Kong, PRC	100%	custom clearance, drugs enlisting, warehouse services and other logistics services
V-Alliance Technology Supplies Limited (“VA”)	September 1st, 2016	Hong Kong, PRC	100%	procurement and distribution of pharmaceutical products
Laishuo Intelligent Supply Chain (Hangzhou) Co., Ltd. *	September 30th, 2022	Mainland PRC	100%	Support the logistics activities for JCB

*	It was disposed to a third party in September 2023.